Provisions (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Provisions

($ millions)
As at November 1, 2022	$287
Provisions made during the year	470
Provisions utilized / released during the year	(184)
Balance as at October 31, 2023	$573
Provisions made during the year	203
Provisions utilized / released during the year	(365)
Balance as at October 31, 2024	$411